Subsequent Events - Additional Information (Detail) - Subsequent Event [Member]	Jan. 01, 2017
Subsequent Event [Line Items]
Management fee, annual basis	0.85%
Management fee description	The monthly management fee paid by TT II, LLC to Transtrend was reduced to 1/12th of 0.85% (a 0.85% annual rate)